Commitments And Contingencies (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating leases 2019	$ 372
Operating leases 2020	191
Operating leases 2021 and thereafter	345
Operating Leases Total	908
Capital Leases 2019	2
Capital Leases 2020	1
Capital Leases, Total	$ 3